DEBT INSTRUMENTS IN ISSUE (Tables)	6 Months Ended
Jun. 30, 2024
DEBT INSTRUMENTS IN ISSUE.
Schedule of bonds issued
Duly authorized by the authority in each country bonds have been issued as follows:
As of June 30, 2024

Issuer	Currency		Face value (1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	3,627,966	3,647,807	9.81%-14.38%
Bancolombia S.A. (2)(3)(4)	Foreign	USD	2,061,981	8,440,422	3.02%-8.82%
Banistmo S.A. (5)	Foreign	USD	691,644	2,909,578	3.00%-6.35%
Banco Agrícola S.A. (6)	Foreign	USD	169,950	705,043	5.60%-7.66%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	54,146	235,942	4.80%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	38,486	166,837	4.80%-6.10%
Grupo Agromercantil Holding S.A.	Foreign	USD	493	2,045	0.25%-7.25%

Total debt instruments in issue				16,107,674

(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 13.1. Issue of Bancolombia S.A. subordinary bonds.
(3)	See Note 13.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A..
(4)	As of June 2024, USD 1,124,613 were designated as net investment coverage abroad. See Note 5.2. Derivative financial instruments- Hedges of a net asset in a foreign operation.
(5)	See Note 13.3. Issue of Banistmo S.A. ordinary bonds.
(6)	See Note 13.4. Issue of Banco Agrícola S.A. ordinary bonds.

As of December 31, 2023

Issuer	Currency		Face value (1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,029,882	4,097,727	12.87%-21.06%
Bancolombia S.A. (2)	Foreign	USD	1,832,534	6,861,098	3.02%-7.03%
Banistmo S.A. (3)	Foreign	USD	679,395	2,626,235	3.00%-6.25%
Banco Agrícola S.A. (4)	Foreign	USD	162,700	623,568	5.58%-7.57%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	69,648	276,451	5.05%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	44,924	176,376	4.70%-6.10%
Grupo Agromercantil Holding S.A.	Foreign	USD	555	2,121	0.25%-7.25%

Total debt instruments in issue				14,663,576

(1)	Face value is in US dollar for foreign currency bonds.
(2)	As of December 31, 2023, USD 1,392,034 were designated as net investment coverage abroad. See Note 5.2. Derivative financial instruments- Hedges of a net asset in a foreign operation.
(3)	See Note 13.3. Issue of Banistmo S.A. ordinary bonds.
(4)	See Note 13.4. Issue of Banco Agrícola S.A. ordinary bonds.